Revenue and segment information	12 Months Ended
Dec. 31, 2020
Revenue and segment information
Revenue and segment information
5	Revenue and segment information
(a)	Disaggregation of revenue

In the following table, revenue is disaggregated by major products and/or service lines of revenue recognition. The table also includes a reconciliation of the disaggregated operating revenue to the Group’s reportable segments (Note 5 (b)).

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2020	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	150,752,779	10,700,000	—	—	161,452,779
-Sales of coal and raw materials	1,857,484	29,780	—	—	1,887,264
-Port service	—	—	510,765	(312,625)	198,140
-Transportation service	—	—	153,679	(102,155)	51,524
-Lease income	86,136	1,544,118	—	—	1,630,254
-Others	1,392,275	2,823,775	26,161	(15,834)	4,226,377
Total	154,088,674	15,097,673	690,605	(430,614)	169,446,338
Revenue:
-From contracts with customers within the scope of IFRS15					167,816,084
-From other sources					1,630,254

5	Revenue and segment information (continued)
(a)	Disaggregation of revenue (continued)

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2019	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	152,806,163	12,129,652	—	—	164,935,815
-Sales of coal and raw materials	1,353,538	527,798	—	—	1,881,336
-Port service	—	—	505,485	(330,272)	175,213
-Transportation service	—	—	166,816	(118,297)	48,519
-Lease income	161,525	1,689,878	—	—	1,851,403
-Others	1,320,409	3,788,133	28,185	(19,612)	5,117,115
Total	155,641,635	18,135,461	700,486	(468,181)	174,009,401
Revenue:
-From contracts with customers within the scope of IFRS15					172,157,998
-From other sources					1,851,403

	PRC power	Overseas	All other	Inter-segment
For the year ended 31 December 2018	segment	segment	segments	revenue	Total
		Note i
-Sales of power and heat	154,816,070	11,490,601	—	—	166,306,671
-Sales of coal and raw materials	649,374	214,402	—	—	863,776
-Port service	—	—	441,637	(296,639)	144,998
-Transportation service	—	—	206,691	(153,334)	53,357
-Others	1,860,823	297,857	45,071	(21,929)	2,181,822

Total	157,326,267	12,002,860	693,399	(471,902)	169,550,624

Revenue:
-From contracts with
customers within the scope of IFRS15					169,467,647
-From other sources					82,977

Note i: Overseas segment mainly consists of the operations in Singapore and Pakistan.

The revenue from the sale of power and heat and sale of coal and raw materials is recognized at a point in time upon the transfer of products, whereas the revenue from port service, transportation service, maintenance service, and heating pipeline service is recognized over time during the provision of service. Lease income is recognized over the lease term.

(b)	Segment information

Directors and certain senior management of the Company perform the function as the chief operating decision maker (collectively referred to as the “senior management”). The senior management reviews the internal reporting of the Group in order to assess performance and allocate resources. The Company has determined the operating segments based on these reports. The reportable segments of the Group are the PRC power segment, overseas segment and all other segments (mainly including port and transportation operations). No operating segments have been aggregated to form a reportable segment.

5	Revenue and segment information (continued)
(b)	Segment information (continued)

Senior management assesses the performance of the operating segments based on a measure of profit before income tax expense under China Accounting Standards for Business Enterprises (“PRC GAAP”) excluding dividend income received from other equity instrument investments, share of profits of China Huaneng Finance Co., Ltd. (“Huaneng Finance”) and operating results of the centrally managed and resource allocation functions of headquarters (“segment results”). Other information provided, except as noted below, to the senior management of the Company is measured under PRC GAAP.

Segment assets exclude prepaid income tax, deferred income tax assets, other equity instrument investments, investment in Huaneng Finance and assets related to the centrally managed and resource allocation functions of the headquarters that are not attributable to any operating segment (“corporate assets”). Segment liabilities exclude current income tax liabilities, deferred income tax liabilities and liabilities related to the centrally managed and resource allocation functions of the headquarters that are not attributable to any operating segment (“corporate liabilities”). These are part of the reconciliation to total assets and liabilities of the statement of financial position.

All sales among the operating segments have been eliminated as internal transactions when preparing consolidated financial statements.

				(Under PRC GAAP)
	PRC power	Overseas	All other
	segment	segment	segments	Total
For the year ended 31 December 2020
Total revenue	154,174,151	15,005,045	690,605	169,869,801
Intersegment revenue	—	—	(430,614)	(430,614)
External revenue	154,174,151	15,005,045	259,991	169,439,187
Segment results	7,634,662	896,315	225,969	8,756,946
Interest income	144,124	145,955	2,680	292,759
Interest expense	(8,096,150)	(943,797)	(152,378)	(9,192,325)
Impairment loss	(6,114,200)	536	—	(6,113,664)
Credit loss	(49,116)	(70,900)	—	(120,016)
Depreciation and amortization	(20,237,935)	(809,284)	(218,951)	(21,266,170)
Net (loss)/income on disposal of non-current assets	(612,263)	20	(3)	(612,246)
Share of profits less losses of associates and joint ventures	1,316,377	—	298,815	1,615,192
Income tax expense	(3,087,995)	(6,063)	(16,350)	(3,110,408)

5	Revenue and segment information (continued)
(b)	Segment information (continued)

				(Under PRC GAAP)
	PRC power	Overseas	All other
	segment	segment	segments	Total
For the year ended 31 December 2019 (Restated*)
Total revenue	155,739,959	17,610,861	700,486	174,051,306
Intersegment revenue	—	—	(468,181)	(468,181)
External revenue	155,739,959	17,610,861	232,305	173,583,125
Segment results	4,658,738	162,465	(204,137)	4,617,066
Interest income	163,389	100,177	1,404	264,970
Interest expense	(9,295,893)	(1,308,380)	(114,490)	(10,718,763)
Impairment loss	(5,445,635)	(6,119)	(485,325)	(5,937,079)
Credit loss	(6,570)	(67,987)	—	(74,557)
Depreciation and amortization	(20,012,936)	(752,285)	(167,553)	(20,932,774)
Net gain/(loss) on disposal of non-current assets	132,902	4,189	(3)	137,088
Share of profits less losses of associates and joint ventures	745,980	—	240,330	986,310
Income tax expense	(2,501,871)	89,006	(22,140)	(2,435,005)

	PRC power	Overseas	All other
	segment	segment	segments	Total

For the year ended 31 December 2018 ***
Total revenue	157,636,808	12,002,860	693,399	170,333,067
Intersegment revenue	—	—	(471,902)	(471,902)

External revenue	157,636,808	12,002,860	221,497	169,861,165
Segment results	3,596,245	(363,636)	389,876	3,622,485

Interest income	163,699	69,841	2,198	235,738
Interest expense	(9,879,911)	(465,099)	(101,694)	(10,446,704)
Impairment loss	(895,121)	(251,031)	—	(1,146,152)
Credit loss	(38,368)	(4,210)	—	(42,578)
Depreciation and amortization	(18,909,485)	(774,625)	(142,179)	(19,826,289)
Net gain/(loss) on disposal of non-current assets	70,186	(1,052)	(11)	69,123
Share of profits less losses of associates and joint ventures	640,057	737,185	307,417	1,684,659
Income tax expense	(1,146,997)	134,573	(16,523)	(1,028,947)

5	Revenue and segment information (continued)
(b)	Segment information (continued)

				(Under PRC GAAP)
	PRC power	Overseas	All other
	segment	segment	segments	Total
31 December 2020
Segment assets	382,917,976	39,922,997	9,883,826	432,724,799
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	38,156,544	432,151	186,313	38,775,008
Investments in associates	14,230,345	—	3,855,842	18,086,187
Investments in joint ventures	1,550,986	—	1,193,536	2,744,522
Segment liabilities	(265,407,038)	(23,933,317)	(4,501,554)	(293,841,909)

	PRC power	Overseas	All other
	segment	segment	segments	Total

31 December 2019 (Restated*)
Segment assets	356,050,595	43,122,947	9,857,566	409,031,108
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	40,556,999	716,642	251,957	41,525,598
Investments in associates	13,187,050	—	3,540,265	16,727,315
Investments in joint ventures	1,239,866	—	1,232,556	2,472,422
Segment liabilities	(263,469,330)	(27,397,122)	(2,552,860)	(293,419,312)

A reconciliation of external revenue to operating revenue is provided as follows:

	For the year ended 31 December
	2020	2019(Restated*)	2018***
External revenue (PRC GAAP)	169,439,187	173,583,125	169,861,165
Reconciling items:
Impact of restatement under PRC GAAP in relation to business combination under common control*(Note 39)	(85,477)	(98,324)	(310,541)
Impact of recognition of build-operate-transfer (BOT) related revenue under IFRSs	92,628	524,600	—
Operating revenue per IFRS consolidated statement of comprehensive income	169,446,338	174,009,401	169,550,624

5	Revenue and segment information (continued)
(b)	Segment information (continued)

A reconciliation of segment results to profit before income tax expense is provided as follows:

	For the year ended 31 December
	2020	2019(Restated*)	2018***
Segment results (PRC GAAP)	8,756,946	4,617,066	3,622,485
Reconciling items:
Loss related to the headquarters	(132,234)	(155,395)	(354,162)
Share of profits of Huaneng Finance	188,643	200,810	166,864
Dividend income of other equity instrument investments	775	685	1,168
Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 39)	(13,995)	149,645	7,121
Impact of other IFRS adjustments**	(4,026,399)	(1,693,351)	(1,470,329)
Profit before income tax expense per IFRS consolidated statement of comprehensive income	4,773,736	3,119,460	1,973,147

Reportable segments’ assets are reconciled to total assets as follows:

	As at 31 December
	2020	2019(Restated*)
Total segment assets (PRC GAAP)	432,724,799	409,031,108
Reconciling items:
Investment in Huaneng Finance	1,394,030	1,416,183
Deferred income tax assets	2,996,690	3,271,488
Prepaid income tax	133,090	139,617
Other equity instrument investments	664,946	779,217
Corporate assets	292,197	361,441
Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 39)	—	(1,402,511)
Impact of other IFRS adjustments**	11,698,906	14,653,520
Total assets per IFRS consolidated statement of financial position	449,904,658	428,250,063

Reportable segments’ liabilities are reconciled to total liabilities as follows:

	As at 31 December
	2020	2019(Restated*)
Total segment liabilities (PRC GAAP)	(293,841,909)	(293,419,312)
Reconciling items:
Current income tax liabilities	(288,106)	(748,957)
Deferred income tax liabilities	(977,810)	(996,021)
Corporate liabilities	(1,622,574)	(2,458,677)
Impact of restatement under PRC GAAP in relation to business combination under common control* (Note 39)	—	1,315,267
Impact of other IFRS adjustments**	(1,558,061)	(1,563,317)
Total liabilities per IFRS consolidated statement of financial position	(298,288,460)	(297,871,017)

5	Revenue and segment information (continued)
(b)	Segment information (continued)

Other material items:

				Impact of
				restatement under
				PRC GAAP in
				relation to
			Share of	business
			profits of	combination under	Impact of other
	Reportable		Huaneng	common control*	IFRS
	segment total	Headquarters	Finance	(Note 39)	adjustments**	Total
For the year ended 31 December 2020
Total revenue	169,439,187	—	—	(85,477)	92,628	169,446,338
Interest expense	(9,192,325)	(37,293)	—	29,006	—	(9,200,612)
Depreciation and amortization	(21,266,170)	(36,434)	—	26,023	(997,912)	(22,274,493)
Impairment loss	(6,113,664)	—	—	—	(2,811,385)	(8,925,049)
Credit loss	(120,016)	—	—	—	(52,695)	(172,711)
Share of profits less losses of associates and joint ventures	1,615,192	—	188,643	—	(29,513)	1,774,322
Net loss on disposal of non-current assets	(612,246)	—	—	—	(14,411)	(626,657)
Income tax expense	(3,110,408)	—	—	176	947,059	(2,163,173)

For the year ended 31 December 2019 (Restated*)
Total revenue	173,583,125	—	—	(98,324)	524,600	174,009,401
Interest expense	(10,718,763)	(79,554)	—	35,599	—	(10,762,718)
Depreciation and amortization	(20,932,774)	(14,147)	—	59,679	(1,079,563)	(21,966,805)
Impairment loss	(5,937,079)	—	—	125,259	(373,037)	(6,184,857)
Credit loss	(74,557)	—	—	—	—	(74,557)
Share of profits less losses of associates and joint ventures	986,310	—	200,810	—	(1,498)	1,185,622
Net gain/(loss) on disposal of non-current assets	137,088	—	—	—	(67,639)	69,449
Income tax expense	(2,435,005)	—	—	108	423,642	(2,011,255)

For the year ended 31 December 2018 ***
Total revenue	169,861,165	—	—	(310,541)	—	169,550,624
Interest expense	(10,446,704)	(98,398)	—	58,690	—	(10,486,412)
Depreciation and amortization	(19,826,289)	(26,122)	—	167,910	(1,231,613)	(20,916,114)
Impairment loss	(1,146,152)	—	—	(8)	(650,322)	(1,796,482)
Credit loss	(42,578)	—	—	1,611	—	(40,967)
Share of profits less losses of associates and joint ventures	1,684,659	—	166,864	—	(28,108)	1,823,415
Net gain/(loss) on disposal of non-current assets	69,123	(5)	—	—	(26,612)	42,506
Income tax expense	(1,028,947)	—	—	3,936	381,838	(643,173)
*

The Group completed the acquisitions of equity interests of certain companies, see Note 39 for details. As the acquisitions were business combinations under common control, the transactions were accounted for by using the pooling of interests method under the PRC GAAP. The assets and liabilities acquired in business combinations were measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented were retrospectively restated as if the current structure and operations resulting from the acquisitions had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore, the relevant comparative figures in the segment information were restated under the PRC GAAP as the acquisitions were accounted for using acquisition method under IFRSs.

5	Revenue and segment information (continued)
(b)	Segment information (continued)
**

Other GAAP adjustments above primarily represented the classification adjustments and adjustments related to business combination and borrowing cost. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortization of related assets or the extinguishment of liabilities.

***	Since the business combinations under common control in 2020 had no impact on the operating results for the year ended 31 December 2018, the comparative figures were not restated.

Geographical information (Under IFRSs):

(i)	External revenue generated from the following countries:

	For the year ended 31 December
	2020	2019	2018
PRC	154,348,665	155,873,940	157,547,764
Overseas	15,097,673	18,135,461	12,002,860
Total	169,446,338	174,009,401	169,550,624

The geographical location of customers is based on the location at which the electricity was transferred, goods were delivered, and services were provided.

(ii)	Non-current assets (excluding financial assets and deferred income tax assets) are located in the following countries:

	As at 31 December
	2020	2019
PRC	346,766,179	327,410,156
Overseas	23,275,028	24,830,127
Total	370,041,207	352,240,283

The non-current asset information above is based on the locations of the assets.

The information on sales to major customers of the Group which accounted for 10% or more of external revenue is as follows:

In 2020, the revenue from grid companies under common control of State Grid Corporation of China within the PRC power segment in total accounted for 77% of external revenue (2019: 79%, 2018: 76%). The sales to a subsidiary of State Grid Corporation of China which accounted for 10% or more of external revenue is as follows:

	For the year ended 31 December
	2020		2019		2018
	Amount	Proportion	Amount	Proportion	Amount	Proportion
State Grid Shandong Electric Power Company	27,265,600	16%	29,575,604	17%	31,156,948	18%

5	Revenue and segment information (continued)
(c)	Contract balances

The contract assets primarily relate to the Group’s rights to consideration for service completed but not billed at the reporting date. The contract assets are transferred to receivables when the rights become unconditional according to the contract.

The contract liabilities primarily relate to the advance received from customers for heat sales and heating pipeline upfront fees. The contract liabilities of RMB242 million at the beginning of the year has been recognized as revenue of heating pipeline service in 2020. The contract liabilities of RMB2,055 million at the beginning of the year has been recognized as revenue of heat sales in 2020.

(i)	The transaction prices allocated to remaining performance obligations (unsatisfied or partially unsatisfied) are as follows:

	As at 31 December
	2020	2019
Within 1 year	268,001	220,046
Over 1 year	2,355,763	2,223,208
Total (Note 25)	2,623,764	2,443,254

The transaction prices allocated to the above remaining performance obligations expected to be recognized in more than one year relate to the provision of heating pipeline services, of which the performance obligations are to be satisfied within 17 years. All the other amounts of transaction prices allocated to the remaining performance obligations are expected to be recognized as revenue within one year. The amount disclosed above does not include variable consideration which is constrained.

(ii)	Performance obligations

The Group has elected the practical expedient of not disclosing the remaining obligation excluding heating pipeline upfront fees. As allowed by IFRS 15, no information is provided about the performance obligations at 31 December 2020 that have an original expected duration of one year or less.